Credit Risk - Summary of Residential Mortgages by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 207,498	£ 201,619
Impairment loss allowances	785	751
Mortgages [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	165,356	157,957
Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	165,356	157,957
Impairment loss allowances	£ 218	£ 234
Stage 1 ratio	94.03%	92.82%
Stage 2 ratio	4.93%	5.92%
Stage 3 ratio	1.05%	1.27%
Stage 1 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 155,477	£ 146,619
Stage 1 [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	155,477	146,619
Stage 2 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,157	9,356
Stage 2 [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,157	9,356
Stage 3 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,722	£ 1,982
Stage 3 ratio	1.05%	1.27%
Stage 3 [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,722	£ 1,982